Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Available for Sale Securities

The amortized cost and fair value of available for sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive loss were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2016
U.S. Treasury securities and obligations of U.S.government agencies	$37,406	$117	$(77)	$37,446
Obligations of states and political subdivisions	92,177	3,395	(574)	94,998
Mortgage-back securities in government sponsored entities	62,756	483	(597)	62,642

Total debt securities	192,339	3,995	(1,248)	195,086
Equity securities in financial institutions	481	297	—	778

Total	$192,820	$4,292	$(1,248)	$195,864

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2015
U.S. Treasury securities and obligations of U.S.government agencies	$40,992	$74	$(129)	$40,937
Obligations of states and political subdivisions	87,255	4,959	(62)	92,152
Mortgage-back securities in government sponsored entities	62,135	681	(243)	62,573

Total debt securities	190,382	5,714	(434)	195,662
Equity securities in financial institutions	481	106	—	587

Total	$190,863	$5,820	$(434)	$196,249

Fair Value of Securities by Contractual Maturity

The amortized cost and fair value of securities at year end 2016 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Available for sale
	Amortized Cost	Fair Value
Due in one year or less	$9,171	$9,172
Due from one to five years	28,862	29,002
Due from five to ten years	31,047	32,692
Due after ten years	60,503	61,578
Mortgage-backed securities in government sponsored entities	62,756	62,642
Equity securities in financial institutions	481	778

Total	$192,820	$195,864

Proceeds from Sales of Securities, Gross Realized Gains and Losses

Proceeds from sales of securities, gross realized gains and gross realized losses were as follows:

	2016	2015	2014
Sale proceeds	$4,349	$—	$18,088
Gross realized gains	18	—	113
Gross realized losses	—	—	(1)
Gains (losses) from securities called or settled by the issuer	1	(18)	1

Debt Securities with Unrealized Losses Not Recognized in Income

Debt securities with unrealized losses at year end 2016 and 2015 not recognized in income are as follows:

2016	12 Months or less		More than 12 months		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$13,271	$(61)	$893	$(16)	$14,164	$(77)
Obligations of states and political subdivisions	17,167	(558)	519	(16)	17,686	(574)
Mortgage-backed securities in gov’t sponsored entities	35,453	(566)	2,849	(31)	38,302	(597)

Total temporarily impaired	$65,891	$(1,185)	$4,261	$(63)	$70,152	$(1,248)

2015	12 Months or less		More than 12 months		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$25,464	$(112)	$1,132	$(17)	$26,596	$(129)
Obligations of states and political subdivisions	2,932	(20)	1,469	(42)	4,401	(62)
Mortgage-backed securities in gov’t sponsored entities	27,263	(172)	5,041	(71)	32,304	(243)

Total temporarily impaired	$55,659	$(304)	$7,642	$(130)	$63,301	$(434)